Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Jun. 30, 2023
Related Party Transaction [Line Items]
Interest expense	$ 88,279	[1]	$ 46,180	[1]	$ 24,352	$ 34,767	$ 204,287	[1]	$ 80,947	[1]	$ 121,011		$ 27,046		$ 20,886
Due to related party current	14,588						14,588				72,002		3,489
Prepaid expenses and other current assets	14,874	[2]					14,874	[2]			27,656	[2],[3]	13,304	[3]
Claims recovery service income			5,748	[4]	$ 3,971	$ 12,047	498	[4]	17,795	[4]	18,542	[5]	14,500	[5]	13,632	[5]
Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount											112,800
Interest expense	1,300						3,900
MSP Principals [Member] | Service fees
Related Party Transaction [Line Items]
Aggregate principal amount											13,000
MSP Principals [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount											$ 112,800
Interest rate, payable in kind											4.00%
Debt instrument, maturity term											4 years
MSP Recovery Law Firm [Member]
Related Party Transaction [Line Items]
Advance payment incurred for expense	13,500						13,500
Payment of law firm expenses and co-counsel fees											$ 21,900
MSP Recovery Law Firm [Member] | Professional Fees - Legal [Member] | Class A Common Stock [Member]
Related Party Transaction [Line Items]
Related party expenses											$ 20,100
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member]
Related Party Transaction [Line Items]
Percentage of expected recoveries from fees											40.00%
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Class A Common Stock [Member]
Related Party Transaction [Line Items]
Common stock shares issued											320,880
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Professional Fees - Legal [Member]
Related Party Transaction [Line Items]
Related party expenses	4,600		4,600				13,500		24,700		$ 29,700
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Cost of Claims Recoveries [Member]
Related Party Transaction [Line Items]
Related party expenses	0		0				0		0		405		0		0
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Affiliate Payable [Member]
Related Party Transaction [Line Items]
Due to related party current	0						0				0		5,500
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due from related party current	500						500				2,100		3,400
MSP Recovery Law Firm [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Proceeds from promissory notes							36,500				36,500
Prepaid expenses and other current assets	13,400						13,400										$ 26,900
MSP Recovery Law Firm [Member] | Unsecured Promissory Notes [Member] | Existing Legal Services Agreements [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	4,950						$ 4,950
Debt instrument, maturity term							24 months
MSP Recovery Aviation, LLC [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Related party expenses	0		200				$ 200		400		400
MSP Recovery Aviation, LLC [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due from related party current	200						200				153		153
Series MRCS LLC [Member] | Claims Financing Obligation and Notes Payable [Member]
Related Party Transaction [Line Items]
Note payable related party	500						500				500		500
Other Affiliates [Member] | Additional Receivables From Other Affiliates [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due from related party current	200						200				148		92
VRM [Member]
Related Party Transaction [Line Items]
Claims recovery service income			0						10,600		10,600		11,500		$ 13,100
MSP National LLC [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due to related party current													400
Related Party [Member] | Existing Legal Services Agreements [Member] | Cost of Claims Recoveries [Member]
Related Party Transaction [Line Items]
Related party expenses											109,500
Related Party [Member] | Funds Held For Other Entities [Member] | Affiliate Payable [Member]
Related Party Transaction [Line Items]
Due to related party current	19,800						19,800				19,800		$ 39,700
Related Party [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Interest expense											$ 2,700
Virage Amendment [Member] | VRM [Member]
Related Party Transaction [Line Items]
Interest expense	$ 67,800		$ 33,100				$ 159,200		$ 46,500

[1]	For three and nine months ended September 30, 2023, interest expense included $67.8 million and $159.2 million, respectively, related to interest expense due to VRM. For the three and nine months ended September 30, 2022, interest expense included $33.1 million and $46.5 million, respectively, related to interest expense due to VRM. See Note 13, Related Party Transactions, for further details.
[2]	As of September 30, 2023 and December 31, 2022, the total affiliate receivable, affiliate payable, guaranty obligation and loan from related parties balances are with related parties. In addition, the prepaid expenses and other current assets, claims financing obligation and notes payable, and interest payable includes balances with related parties. See Note 13, Related Party Transactions, for further details.
[3]	As of December 31, 2022 and 2021, the total affiliate receivable, affiliate payable, guaranty obligation and loan from related parties balances are with related parties. In addition, the prepaid expenses and other current assets, Claims financing obligation and notes payable and interest payable includes balances with related parties. See Note 14, Related Party, for further details.
[4]	For the three and nine months ended September 30, 2022, claims recovery service income included $0.0 million and $10.6 million, respectively, of claims recovery service income from VRM MSP. There was no claims recovery service income from VRM MSP for the three and nine months ended September 30, 2023. See Note 13, Related Party Transactions, for further details.
[5]	For the years ended December 31, 2022, 2021 and 2020, Claims recovery service income included $10.6 million, $11.5 million, and $13.1 million, respectively, of Claims recovery service income from VRM MSP. See Note 14, Related Party, for further details.